EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings - basic and diluted	$ 350,774	$ 362,334
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	211,435	224,184
Basic earnings per share (in dollars per share)	$ 1.66	$ 1.62
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	211,435	224,184
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	273	351
Diluted weighted average number of common shares outstanding (in shares)	211,708	224,535
Diluted earnings per share (in dollars per share)	$ 1.66	$ 1.61